Deferred Policy Acquisition Costs (Tables)	12 Months Ended
Dec. 31, 2023
Insurance [Abstract]
Reconciliation of beginning and ending deferred policy acquisition costs

	Twelve Months Ended December 31, 2023	Twelve Months Ended December 31, 2022
	($ in millions)
Balance at the beginning of the period	$319.0	$290.8
Acquisition costs deferred	357.4	460.0
Amortization of deferred acquisition costs	(380.2)	(431.8)
Balance at the end of the period	$296.2	$319.0